Project-Specific and Other Financings	12 Months Ended
Dec. 31, 2012
Project-Specific and Other Financings

Note 7. Project-Specific and Other Financings

Project-specific and other financings consist of the following:

	December 31
	2012	2011
Project-specific financings (a)	$269,132	$249,185
Bank indebtedness (b)	190,197	350,502
Due to affiliates (c)	—	226,000

	$459,329	$825,687

(a)	Project-Specific Financings

Project-specific financings of $269.1 million (December 31, 2011 – $249.2 million) provided by a variety of lenders are revolving, bear interest at floating and fixed interest rates at a weighted average rate of 3.70% as at December 31, 2012 (December 31, 2011 – 3.99%) and are secured by the Company’s land and housing inventory. The weighted average rate was calculated as of the end of each period, based upon the amount of debt balances outstanding and the related interest rates applicable on that date. Project-specific financings mature as follows: 2013 – $168.5 million; 2014 – $73.2 million; 2015 – $7.1 million; 2016 – $3.0 million and 2017 and onwards – $17.3 million. Project-specific financings consist of the following:

	December 31
	2012	2011
Secured facilities (i)	$219,719	$200,645
Secured VTB mortgages (ii)	49,413	48,540

	$269,132	$249,185

(i)	$203.1 million (December 31, 2011 – $174.1 million) of the Company’s project-specific financings have variable interest rates ranging from prime to LIBOR plus 3.50% and fixed rates ranging from 1.50% to 6.00%. These facilities require Brookfield Homes Holdings LLC, an indirect wholly-owned subsidiary of the Company, to maintain a tangible net worth of at least $325.0 million, a net indebtedness to capitalization ratio of no greater than 65% and a net indebtedness to tangible net worth of no greater than 2.50 to 1.

At December 31, 2011, $18.8 million of the Company’s project-specific financings were secured by the land and water rights to which the borrowings related and had floating interest rates ranging from the lower of prime less 0.50% to prime plus 1.00% with some facilities having a floor of 5.00% to 5.25% and some facilities having fixed interest rates ranging from 5.50% to 6.00%. As of December 31, 2012, these borrowings have been repaid in full.

$5.8 million (December 31, 2011 – $7.7 million) of the Company’s project-specific financings have floating interest rates ranging from the lower of LIBOR plus 3.00% and U.S. prime plus 1.00% and are secured by land and water rights to which the borrowings relate. These credit facilities require Brookfield Residential (US) LLC, an indirect wholly-owned subsidiary of the Company, to maintain a tangible net worth of at least $200.0 million and a net indebtedness to capitalization ratio of no greater than 65%.

Project-specific financings totalling $10.8 million (December 31, 2011 – $nil) have a floating interest rate of prime plus 0.75% and are secured by the land assets to which the borrowings relate. This debt is repayable in Canadian dollars of C$10.7 million (December 31, 2011 – $nil). These facilities require Brookfield Residential (Alberta) LP, a wholly-owned subsidiary of the Company, to maintain a minimum tangible net worth of C$370.0 million (US$372.9 million) and a debt to equity ratio of no greater than 1.75 to 1.

(ii)	$49.4 million (December 31, 2011 – $48.5 million) of the Company’s project-specific financings consist of 21 secured VTB mortgages (December 31, 2011 – 14 secured VTB mortgages).

18 secured VTB mortgages (December 31, 2011 – 11 secured VTB mortgages) in the amount of $42.2 million (December 31, 2011 – $42.2 million) relate to raw land held for development by Brookfield Residential (Alberta) LP and Brookfield Homes (Ontario) Limited. This debt is repayable in Canadian dollars of C$41.8 million (December 31, 2011 – C$43.1 million). The interest rate on this debt ranges from prime plus 1.00% to prime plus 3.00% to fixed rates ranging from 3.00% to 6.00% and the debt is secured by the related lands. As at December 31, 2012, these borrowings have not been subject to financial covenants.

Three secured VTB mortgages (December 31, 2011 – two secured VTB mortgages) in the amount of $7.2 million (December 31, 2011 – $4.8 million) relate to raw land held for development by Brookfield Homes Holdings LLC. The interest rate on this debt is fixed at rates between 5.00% and 12.00% and the debt is secured by the related lands. As at December 31, 2012, these borrowings are not subject to any financial covenants.

As at December 31, 2011, one secured VTB mortgage in the amount of $1.5 million relating to raw land held for development by Brookfield Residential (US) LLC was outstanding. The interest rate on this debt was fixed at 6.00% and the debt was secured by the related lands. As at December 31, 2012, these borrowings have been repaid in full.

As at December 31, 2012, the Company was in compliance with all financial covenants related to project-specific financings.

(b)	Bank Indebtedness

The Company has four secured credit facilities (December 31, 2011 – four secured credit facilities) with various Canadian banks totalling $190.2 million (December 31, 2011 – $341.5 million) and one unsecured credit facility with a U.S. bank totalling $nil (December 31, 2011 – $9.0 million). Bank indebtedness consists of the following:

	December 31
	2012	2011
Secured credit facilities (i)	$190,197	$341,502
Unsecured credit facility (ii)	—	9,000

	$190,197	$350,502

(i)	The secured facilities are repayable in Canadian dollars in the amount of C$188.7 million (US$190.2 million) at December 31, 2012 (December 31, 2011 – C$348.9 million (US$341.5 million)). These facilities allow the Company to borrow up to approximately C$515.0 million (US$519.1 million) as at December 31, 2012 (December 31, 2011 – C$533.5 million (US$522.1 million)). The credit facilities bear interest between Canadian prime plus 0.50% to 0.75% for any amounts drawn and are repayable on demand with a term out period ranging from 120 to 364 days. The secured facilities are secured by fixed and floating charges over the land and housing inventory assets of the Canadian operations, a general charge over all assets relating to Canadian operations and a general charge over all assets of Brookfield Residential (Alberta) LP and Brookfield Homes (Ontario) Limited.

The Brookfield Residential (Alberta) LP facilities include a minimum net worth requirement of C$370.0 million (US$372.9 million) and a debt to equity covenant of no greater than 1.75 to 1 for its limited partnership. The Brookfield Homes (Ontario) Limited facility includes two covenants: a debt to tangible net worth ratio not greater than 2.00 to 1 and a minimum net worth requirement of C$100.0 million (US$100.79 million).

(ii)	The unsecured credit facility has been repaid in full as at December 31, 2012 (December 31, 2011 – $9.0 million). The facility permits the Company to borrow up to $10.0 million as at December 31, 2012 and bears an interest rate of LIBOR plus 3.0%. The facility requires Brookfield Homes Holdings LLC, an indirect wholly-owned subsidiary of the Company, to maintain a tangible net worth of at least $300.0 million, and a net indebtedness to tangible net worth of no greater than 2.50 to 1.

As at December 31, 2012, the Company was in compliance with all financial covenants related to bank indebtedness.

(c)	Due to Affiliates

At December 31, 2012, amounts due to affiliates totalled $nil (December 31, 2011 – $226.0 million) on an unsecured revolving operating facility with a subsidiary of the Company’s largest shareholder, Brookfield Asset Management Inc.

The revolving operating facility is in a principal amount, not to exceed $300.0 million. This facility matures December 2015, bears interest at LIBOR plus 4.5% and could be fully drawn upon without violation of any covenants. During the year ended December 31, 2012, interest of $11.7 million (2011 – $14.8 million) was incurred related to this facility.

These facilities require Brookfield Residential US Corp, an indirect wholly owned subsidiary of the Company, to maintain a minimum total equity of $300.0 million and a consolidated net debt to book capitalization ratio of no greater than 65%. As of December 31, 2012, the Company was in compliance with all financial covenants relating to amounts due to affiliates.